BASIS OF PRESENTATION OF THE UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS (Details Narrative) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Corporate information and statement of IFRS compliance [abstract]
Equity	€ 18,930		€ 21,600
Working capital	15,400		13,100
Cash flows from operations	300	€ 300
Shareholders' equity	18,930	21,645	21,639	€ 24,547
Cash and cash equivalents	40,433	45,400	€ 41,278
Restricted cash	€ 5,800	€ 5,100